TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 54,351,734	$ 46,355,352
Accrued liabilities payable (also refer to Note 17)	17,505,160	16,028,461
Financial liabilities	71,856,894	62,383,813
Allowance for warranties	6,439,324	2,752,398
Salaries and vacations payable	10,197,794	7,267,172
Deductions at source	1,942,437	1,384,223
Sales taxes payable	1,988,512	1,434,436
Non-financial liabilities	20,568,067	12,838,229
Trade and other payables	$ 92,424,961	$ 75,222,042